UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23136

Investment Company Act File Number

Eaton Vance High Income 2021 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

High Income 2021 Target Term Trust

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 126.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 5.2%
Bombardier, Inc., 8.75%, 12/1/21(1)	$4,500	$4,651,875
TransDigm, Inc., 5.50%, 10/15/20	6,000	5,962,500

		$10,614,375

Air Transportation — 2.6%
Air Canada, 7.75%, 4/15/21(1)	$5,000	$5,311,250

		$5,311,250

Automotive & Auto Parts — 1.0%
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	$2,000	$2,052,276

		$2,052,276

Banks & Thrifts — 0.5%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$985,160

		$985,160

Broadcasting — 2.7%
Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,582,500

		$5,582,500

Building Materials — 0.8%
Gibraltar Industries, Inc., 6.25%, 2/1/21	$1,655	$1,658,807

		$1,658,807

Cable/Satellite TV — 7.0%
Cablevision Systems Corp., 8.00%, 4/15/20	$3,500	$3,552,500
CSC Holdings, LLC, 5.125%, 12/15/21(1)	5,070	4,981,275
CSC Holdings, LLC, 6.75%, 11/15/21	4,925	5,060,437
DISH DBS Corp., 6.75%, 6/1/21	845	838,409

		$14,432,621

Capital Goods — 1.7%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,508,750

		$3,508,750

Chemicals — 1.2%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$2,500	$2,481,250

		$2,481,250

Consumer Products — 1.6%
Edgewell Personal Care Co., 4.70%, 5/19/21	$1,500	$1,483,125
Mattel, Inc., 2.35%, 8/15/21	2,150	1,913,500

		$3,396,625

Containers — 4.1%
Ball Corp., 4.375%, 12/15/20	$4,000	$4,025,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(1)(2)	1,500	1,498,125

Security	Principal Amount (000’s omitted)	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	$2,946	$2,949,249

		$8,472,374

Diversified Financial Services — 10.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,003,407
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	3,894	3,898,283
DAE Funding, LLC, 5.25%, 11/15/21(1)	4,000	3,945,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,585	3,585,000
Navient Corp., 4.875%, 6/17/19	690	687,844
Navient Corp., 6.625%, 7/26/21	4,000	3,870,000
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	5,500	5,307,500

		$22,297,034

Diversified Media — 0.9%
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	$1,871	$1,856,968

		$1,856,968

Energy — 16.9%
Antero Resources Corp., 5.375%, 11/1/21	$3,450	$3,342,187
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	2,595	2,283,600
Denbury Resources, Inc., 9.00%, 5/15/21(1)	20	18,800
Energy Transfer, L.P., 7.50%, 10/15/20	2,000	2,085,000
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	2,914,275
Resolute Energy Corp., 8.50%, 5/1/20	480	473,400
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,637,395
SESI, LLC, 7.125%, 12/15/21	3,850	3,291,750
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,580	4,385,350
Transocean, Inc., 8.375%, 12/15/21	4,000	3,990,000
Whiting Petroleum Corp., 5.75%, 3/15/21	3,760	3,590,800
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,186,662
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,506,700

		$34,705,919

Environmental — 1.1%
Clean Harbors, Inc., 5.125%, 6/1/21	$2,230	$2,230,000

		$2,230,000

Food & Drug Retail — 2.1%
Safeway, Inc., 4.75%, 12/1/21	$4,750	$4,346,250

		$4,346,250

Gaming — 8.6%
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	$2,500	$2,527,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,940	2,976,750
MGM Resorts International, 6.625%, 12/15/21	5,000	5,137,500
MGM Resorts International, 6.75%, 10/1/20	895	921,850
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	1,490	1,449,025
Scientific Games International, Inc., 6.625%, 5/15/21	2,000	1,905,000
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,750	2,808,107

		$17,725,732

Health Care — 12.3%
Bausch Health Companies, Inc., 5.625%, 12/1/21(1)	$187	$184,312
Centene Corp., 5.625%, 2/15/21	5,500	5,527,500
HCA Healthcare, Inc., 6.25%, 2/15/21	4,500	4,612,500
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,500	2,534,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	2,230	2,397,250

Security	Principal Amount (000’s omitted)	Value
Tenet Healthcare Corp., 6.00%, 10/1/20	$4,000	$4,065,000
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,235	1,255,069
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	3,000	2,844,150
Teva Pharmaceutical Finance IV, LLC, 2.25%, 3/18/20	2,000	1,946,606

		$25,366,762

Homebuilders/Real Estate — 3.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(1)	$2,663	$2,646,356
TRI Pointe Group, Inc., 4.875%, 7/1/21	3,750	3,590,625

		$6,236,981

Leisure — 2.1%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$4,337	$4,315,315

		$4,315,315

Metals/Mining — 6.2%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$4,110	$3,750,375
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	6,220	5,982,862
Freeport-McMoRan, Inc., 4.00%, 11/14/21	2,000	1,952,500
Hecla Mining Co., 6.875%, 5/1/21	1,000	983,125

		$12,668,862

Restaurants — 3.8%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(1)	$5,313	$5,326,282
Yum! Brands, Inc., 3.75%, 11/1/21	2,500	2,450,000

		$7,776,282

Retail — 2.8%
Michaels Stores, Inc., 5.875%, 12/15/20(1)	$2,725	$2,721,594
Penske Automotive Group, Inc., 3.75%, 8/15/20	3,000	2,940,000

		$5,661,594

Services — 3.0%
ADT Corp. (The), 6.25%, 10/15/21	$6,000	$6,112,500

		$6,112,500

Steel — 2.7%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$4,155	$4,092,675
Steel Dynamics, Inc., 5.125%, 10/1/21	1,500	1,500,000

		$5,592,675

Technology — 9.9%
CommScope, Inc., 5.00%, 6/15/21(1)	$4,000	$3,975,000
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,498,865
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	5,500	5,507,615
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% cash or 7.875% PIK), 5/1/21(1)(3)	6,000	5,865,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,475,000

		$20,321,480

Telecommunications — 9.9%
CenturyLink, Inc., 6.45%, 6/15/21	$4,500	$4,505,625
Digicel, Ltd., 6.00%, 4/15/21(1)	4,055	3,659,638
GCI, LLC, 6.75%, 6/1/21	1,367	1,373,534
Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,500	3,640,000

Security	Principal Amount (000’s omitted)	Value
Sprint Corp., 7.25%, 9/15/21	$7,000	$7,182,000

		$20,360,797

Utilities — 2.1%
AES Corp. (The), 4.00%, 3/15/21	$4,400	$4,334,000

		$4,334,000

Total Corporate Bonds & Notes (identified cost $266,171,211)		$260,405,139

Senior Floating-Rate Loans — 3.8%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 2.3%
Berry Global, Inc.
Term Loan, Maturing January 6, 2021(5)	$5,000	$4,894,645

		$4,894,645

Gaming — 0.3%
GLP Financing, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.50%), Maturing April 28, 2021	$636	$627,550

		$627,550

Lodging and Casinos — 1.2%
CCM Merger, Inc.
Term Loan, Maturing August 8, 2021(5)	$2,500	$2,437,500

		$2,437,500

Total Senior Floating-Rate Loans (identified cost $7,976,081)		$7,959,695

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.2%
Pattern Energy Group, Inc., 4.00%, 7/15/20	$2,455	$2,425,847

		$2,425,847

Total Convertible Bonds (identified cost $2,462,761)		$2,425,847

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(6)	1,174,091	$1,173,974

Total Short-Term Investments (identified cost $1,173,967)		$1,173,974

Description	Value
Total Investments — 132.2% (identified cost $277,784,020)	$271,964,655

Other Assets, Less Liabilities — (32.2)%	$(66,290,354)

Net Assets — 100.0%	$205,674,301

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $105,862,341 or 51.5% of the Trust’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(5)	This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $36,847.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$260,405,139	$—	$260,405,139
Senior Floating-Rate Loans	—	7,959,695	—	7,959,695
Convertible Bonds	—	2,425,847	—	2,425,847
Short-Term Investments	—	1,173,974	—	1,173,974
Total Investments	$—	$271,964,655	$—	$271,964,655

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance High Income 2021 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019